Geographic Segment Information Based on Geographic Location of Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Revenues
Revenues	$ 87,414	$ 83,839	$ 263,928	$ 250,699	$ 341,684	[1]	$ 321,122	[1]
PUERTO RICO
Revenues
Revenues					294,479	[1]	281,392	[1]
Caribbean
Revenues
Revenues					16,280	[1]	13,051	[1]
Latin America
Revenues
Revenues					$ 30,925	[1]	$ 26,679	[1]

[1]	Revenues are based on subsidiaries' country of domicile.